Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 229	$ 177
Inventory in progress	1,301	1,750
Finished goods	5,260	5,788
Net – advances from customers	(720)	(1,282)
Inventories	$ 6,070	$ 6,433